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                          GILFORD OAKWOOD EQUITY FUND
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                               SEMI-ANNUAL REPORT










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                            For the Six Months Ended
                                 June 30, 2000

                GILFORD OAKWOOD EQUITY FUND


August 15, 2000

Dear Fellow Shareholders,

     Oakwood Capital Management LLC is pleased to submit the first half report on the Gilford Oakwood Equity Fund (GO Equity Fund).

     For the period ended June 30, 2000, the total return of the Class C shares of the GO Equity Fund was +21.6%*. This compares to the total return on the Standard and Poors 500 ("S&P 500") for the same period of -0.4%. The Class B shares, funded only since January 21, 2000, experienced a total return of +20.2%* versus total return for the same period on the S&P 500 of 4.3%.

     We are pleased that our fund has enjoyed excellent performance for the first half of 2000 relative to the S&P 500 and to most major indices. We attribute these outstanding results to our key philosophies on equity investing, that is, to be fully diversified, to accept incremental risk only when the market is offering a commensurate reward for taking it and to buy attractive companies when their stocks can be obtained at reasonable valuations.

     The portfolio weighted price to earnings (P/E) ratio, based upon 2000 consensus earnings estimates, for the GO Equity Fund is 50.4 times compared to a bottom up capitalization weighted P/E ratio for the S&P 500 index of 44.5 times. For 2001 the same number for the GO Equity Fund is 30.7 times and 35.6 times for the S&P 500. Based on these projected consensus earnings forecasts, the stocks currently held in the fund are forecasted to increase earnings 32.1% next year compared to a capitalization-weighted increase of 27.8% for the S&P 500. The consensus estimated five-year earnings growth rate for the stocks in the fund is 22.8% versus 18.0% for the S&P 500 index. Thus in our opinion, the companies whose stocks are represented in the fund have the potential to generate earnings growth in excess of the market while maintaining an estimated P/E ratio on next year's earnings less than that of the market.

     After five years of unprecedented returns, U.S. stocks appear to have paused in the first half of 2000. Despite flat to negative returns in major indices for the first six months, however, the U.S. economy continues to demonstrate uncanny strength. The Federal Reserve Board's ("Fed") six increases in short term rates over the past twelve months have failed to stall the economy, which is still more reminiscent of the early stages of a recovery than the eleventh year of expansion.

     Fed action has now begun to slow consumer spending somewhat but capital spending remains strong, aided by continued high demand for state-of-the-art computers, telecommunications equipment, software and semiconductors. Price levels, which began to move upward during the first half of the year, have moderated recently although inflation's annual rate of increase stands well above levels of late last year. As the perception builds that the Fed will be successful in engineering a soft landing for the U.S. economy, we believe stock prices will then anticipate the economic environment that will exist once the Fed is finished with this round of tightening. In our opinion, such a scenario could be more positive for equities than the first half of this year.

     We remain slightly overweighted in larger capitalization technology stocks and are overweighted to a larger extent in communications stocks. The companies in these industries continue to dominate their market segments as the world progresses from analog to digital, from wire to wireless, from narrow to broadband and from telephones to the Internet. In short, the market continues to demand the ability to store ever greater amounts of data in ever smaller spaces and to move data at faster and faster speeds. We are also overweighted in industrial cyclicals to take advantage of a strong capital spending environment and believe that financials offer good value as well. We deliberately remain market weighted in energy issues in view of that industry's current pricing environment.

     We expect to continue to add value to our fund by seeking the stocks of companies with long term strategic advantage, seasoned, visionary and focused management teams, strong financials and global franchises.

Cordially,

/s/ James M. Lyon                           /s/ Marla L. Harkness

James M. Lyon, CFA, CIC                     Marla L. Harkness, CFA, CIC

* Past performance is no guarantee of future performance. Shares may be worth more of less than the purchase cost at the time of redemption. If shares were to be sold by the shareholder, a Contingent Deferred Sales Charge ("CDSC") may apply. Assuming that the maximum CDSC applies, the cumulative total return of the Class B Shares would have been 15.2% for the period January 21, 2000 through June 30, 2000. For the Class C shares, cumulative total return for the period December 31, 1999 through June 30, 2000 would have been 20.6%. For further information regarding the CDSC please consult the prospectus. To obtain a prospectus, please phone 800-282-2340. Distributed by Gilford Securities Incorporated, NY, NY 10022.

                                                                               3
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                   GILFORD OAKWOOD EQUITY FUND

SCHEDULE OF INVESTMENTS at June 30, 2000 (Unaudited)

 SHARES                                                                VALUE
--------------------------------------------------------------------------------
COMMON STOCKS: 96.4%
AEROSPACE - DEFENSE: 1.8%
    800 Boeing Co. (The)                                           $   33,450
                                                                   ----------
BANKING/FINANCIAL SERVICES: 9.0%
    400 Bank of New York Co., Inc. (The)                               18,600
    762 Chase Manhattan Corp. (The)                                    35,122
    575 Citigroup Inc.                                                 34,644
  1,350 MBNA Corp.                                                     36,619
    500 Providian Financial Corp.                                      45,000
                                                                   ----------
                                                                      169,985
                                                                   ----------
BEVERAGES - NON-ALCOHOLIC: 1.8%
    600 Coca-Cola Co. (The)                                            34,463
                                                                   ----------
COMMUNICATIONS: 2.7%
    589 General Motors Corp. - Class H                                 51,741
                                                                   ----------
COMPUTERS: 7.1%
    700 Dell Computer Corp.*                                           34,519
    525 Gateway, Inc.*                                                 29,794
    250 International Business Machines Corp.                          27,391
    450 Sun Microsystems, Inc.*                                        40,921
                                                                   ----------
                                                                      132,625
                                                                   ----------
CONGLOMERATES: 2.3%
    900 Tyco International Ltd.                                        42,637
                                                                   ----------
DRUGS & PHARMACEUTICALS: 8.0%
    375 Eli Lilly and Co.                                              37,453
  1,000 ICN Pharmaceuticals, Inc.                                      27,813
  1,125 Pfizer, Inc.                                                   54,000
    600 Schering - Plough Corp.                                        30,300
                                                                   ----------
                                                                      149,566
                                                                   ----------
ELECTRONIC COMPONENTS - SEMICONDUCTORS: 13.4%
    600 Applied Materials, Inc.*                                       54,375
    425 Intel Corp.                                                    56,817
    950 Novellus Systems, Inc.*                                        53,734
    450 Rambus, Inc.*                                                  46,350
    600 Texas Instruments, Inc.                                        41,212
                                                                   ----------
                                                                      252,488
                                                                   ----------
ELECTRONICS: 1.8%
    800 Solectron Corp.*                                               33,500
                                                                   ----------
ENTERTAINMENT: 2.3%
    575 Time Warner, Inc.                                              43,700
                                                                   ----------
INSURANCE: 1.9%
    300 American International Group, Inc.                             35,250
                                                                   ----------
INVESTMENT BANKERS/BROKERS: 1.9%
  1,052 Charles Schwab Corp. (The)                                     35,374
                                                                   ----------
METAL - ALUMINUM: 1.9%
  1,250 Alcoa, Inc.                                                    36,250
                                                                   ----------
OIL & GAS: 6.2%
    533 BP Amoco PLC ADR                                               30,148
    700 Schlumberger Ltd.                                              52,237
   1025 Unocal Corp.                                                   33,953
                                                                   ----------
                                                                      116,338
                                                                   ----------
RETAIL: 6.4%
    850 Best Buy Co., Inc.*                                            53,763
    800 Home Depot, Inc. (The)                                         39,950
  1,700 Staples, Inc.*                                                 26,137
                                                                   ----------
                                                                      119,850
                                                                   ----------
SOFTWARE: 2.0%
    450 Oracle Corp.*                                                  37,828
                                                                   ----------
TELECOMMUNICATION EQUIPMENT: 13.5%
    700 Cisco Systems, Inc.*                                           44,494
    250 Corning, Inc.                                                  67,469
    900 Lucent Technologies Inc.                                       53,325
  1,658 Motorola, Inc.                                                 48,186
    600 Tellabs, Inc.*                                                 41,062
                                                                   ----------
                                                                      254,536
                                                                   ----------
TELECOMMUNCIATION SERVICES: 3.8%
    700 Qwest Communications International, Inc.*                      34,781
    800 WorldCom, Inc.*                                                36,700
                                                                   ----------
                                                                       71,481
                                                                   ----------
TEXTILE APPAREL: 1.8%
  1,450 Jones Apparel Group, Inc.*                                     34,075
                                                                   ----------

See accompanying Notes to Financial Statements.

4
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                    GILFORD OAKWOOD EQUITY FUND

SCHEDULE OF INVESTMENTS at June 30, 2000 (Unaudited) - (Continued)

 SHARES                                                                VALUE
--------------------------------------------------------------------------------
TRANSPORT - RAIL: 2.0%
    430 Kansas City Southern Industries, Inc.                      $   38,136
                                                                   ----------
UTILITIES: 4.8%
    650 AES Corp. (The)*                                               29,656
  1,450 Williams Companies, Inc. (The)                                 60,447
                                                                   ----------
                                                                       90,103
                                                                   ----------
TOTAL COMMON STOCKS
   (cost $1,661,167)                                                1,813,376
                                                                   ----------
TOTAL INVESTMENTS IN SECURITIES
   (cost $1,661,167**): 96.4%                                       1,813,376
Other Assets less Liablities: 3.6%                                     67,794
                                                                   ----------
NET ASSETS: 100.0%                                                 $1,881,170
                                                                   ==========

----------
*    Non-income producing security.

** At June 30, 2000, the basis of investments for federal income tax purposes was the same as their cost for financial reporting purposes. Unrealized appreciation and depreciation were as follows:

     Gross unrealized appreciation                $ 201,964
     Gross unrealized depreciation                  (49,755)
                                                  ---------
     Net unrealized appreciation                  $ 152,209
                                                  =========

See accompanying Notes to Financial Statements.

                    GILFORD OAKWOOD EQUITY FUND

STATEMENT OF ASSETS AND LIABILITIES
at June 30, 2000 (Unaudited)

ASSETS
  Investments in securities, at value (cost $1,661,167) ........      $1,813,376
  Cash .........................................................          32,942
  Receivables:
    Fund shares sold ...........................................          39,976
    Due from advisor ...........................................          14,622
    Dividends ..................................................             230
    Prepaid expenses ...........................................           1,462
                                                                      ----------
      Total assets .............................................       1,902,608
                                                                      ----------
LIABILITIES
  Payables:
    Administration fees ........................................           2,459
    Distribution fees ..........................................           2,220
    Shareholder servicing fees .................................             574
  Accrued expenses .............................................          16,185
                                                                      ----------
      Total liabilities ........................................          21,438
                                                                      ----------
  NET ASSETS ...................................................      $1,881,170
                                                                      ==========

See accompanying Notes to Financial Statements.

                    GILFORD OAKWOOD EQUITY FUND

STATEMENT OF ASSETS AND LIABILITIES
at June 30, 2000 (Unaudited) - (Continued)


COMPONENTS OF NET ASSETS
  Paid-in capital ..........................................        $ 1,664,374
  Accumulated net investment loss ..........................            (10,407)
  Accumulated net realized gain on investments .............             74,994
  Net unrealized appreciation of investments ...............            152,209
                                                                    -----------
     Net assets ............................................        $ 1,881,170
                                                                    ===========
CLASS B
   Net assets applicable to shares outstanding .............        $   460,815
                                                                    ===========
   Shares outstanding ......................................             19,177
                                                                    -----------
   NET ASSET VALUE AND OFFERING PRICE PER SHARE* ...........        $     24.03
                                                                    ===========
 CLASS C
   Net assets applicable to shares outstanding .............        $ 1,420,355
                                                                    ===========
   Shares outstanding ......................................             58,429
                                                                    -----------
   NET ASSET VALUE AND OFFERING PRICE PER SHARE* ...........        $     24.31
                                                                    ===========

* Redemption price per share is equal to Net Asset Value less any applicable sales charges.

See accompanying Notes to Financial Statements.

                    GILFORD OAKWOOD EQUITY FUND

STATEMENT OF OPERATIONS
For the Periods Ended June 30, 2000 (Unaudited)*

INVESTMENT INCOME
  Income
    Dividends ...................................................     $   2,859
    Interest ....................................................           923
                                                                      ---------
      Total income ..............................................         3,782
                                                                      ---------
Expenses
  Administration fees ...........................................        14,918
  Transfer agent fees ...........................................         8,951
  Fund accounting fees ..........................................         8,773
  Audit fees ....................................................         7,211
  Advisory fees .................................................         5,604
  Custody fees ..................................................         3,912
  Distribution fees -  Class C ..................................         3,681
  Reports to shareholders .......................................         2,394
  Legal fees ....................................................         2,382
  Trustee fees ..................................................         1,989
  Shareholder servicing fees - Class C ..........................         1,227
  Distribution  fees - Class B ..................................           522
  Shareholder servicing fees - Class B ..........................           174
  Miscellaneous .................................................         2,380
                                                                      ---------
    Total expenses ..............................................        64,118
    Less: fees waived and expenses absorbed .....................       (49,929)
                                                                      ---------
    Net expenses ................................................        14,189
                                                                      ---------
      NET INVESTMENT LOSS .......................................       (10,407)
                                                                      ---------
 REALIZED AND UNREALIZED GAIN ON INVESTMENTS
   Net realized gain on investments .............................        74,994
   Net unrealized appreciation on investments ...................       152,209
                                                                      ---------
      Net realized and unrealized gain on investments ...........       227,203
                                                                      ---------
         NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ...     $ 216,796
                                                                      =========

* Commenced operations on December 31, 1999 for Class C and January 21, 2000 for Class B.

See accompanying Notes to Financial Statements.

                           GILFORD OAKWOOD EQUITY FUND

STATEMENT OF CHANGES IN NET ASSETS
For the Periods Ended June 30, 2000 (Unaudited)*

INCREASE (DECREASE) IN NET ASSETS FROM:

OPERATIONS
  Net investment loss .........................................     $   (10,407)
  Net realized gain on investments ............................          74,994
  Net unrealized appreciation on investments ..................         152,209
                                                                    -----------
    NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ......         216,796
                                                                    -----------
CAPITAL SHARE TRANSACTIONS
Proceeds from shares sold
  Class B .....................................................         652,961
  Class C .....................................................       1,226,213

Cost of shares redeemed
  Class B .....................................................        (205,800)
  Class C .....................................................          (9,000)
                                                                    -----------
  Net increase in net assets derived from net change in
   outstanding shares (a)......................................       1,664,374
                                                                    -----------
    TOTAL INCREASE IN NET ASSETS ..................................   1,881,170

NET ASSETS
  Beginning of period ...........................................            --
                                                                    -----------
  END OF PERIOD .................................................   $ 1,881,170
                                                                    ===========
(a)  A summary of capital share transactions is as follows:

CLASS B SHARES
  Shares sold .................................................          29,177
  Shares redeemed .............................................         (10,000)
                                                                    -----------
    NET INCREASE ..............................................          19,177
                                                                    ===========

CLASS C SHARES
  Shares sold .................................................          58,829
  Shares redeemed .............................................            (400)
                                                                    -----------
    NET INCREASE ..............................................          58,429
                                                                    ===========

* Commenced operations on December 31, 1999 for Class C and January 21, 2000 for Class B.

See accompanying Notes to Financial Statements.

                           GILFORD OAKWOOD EQUITY FUND

FINANCIAL HIGHLIGHTS
For a capital share outstanding throughout the period

                                                             Class B             Class C
                                                          --------------      --------------
                                                         January 21, 2000+
                                                             Through         Six Months Ended
                                                          June 30, 2000*      June 30, 2000*
                                                          --------------      --------------
Net asset value, beginning of period ...................      $20.00             $20.00
                                                              ------             ------
INCOME FROM INVESTMENT OPERATIONS:
  Net investment loss ..................................       (0.07)             (0.16)
  Net realized and unrealized gain
   on investments.......................................        4.10               4.47
                                                              ------             ------
Total from investment operations .......................        4.03               4.31
                                                              ------             ------
Net asset value, end of period .........................      $24.03             $24.31
                                                              ======             ======

Total return ...........................................       20.15%++           21.55%++

RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period (millions) .................      $  0.5             $  1.4

RATIO OF EXPENSES TO AVERAGE NET ASSETS:
  Before fees waived and expenses absorbed .............       11.85%**           11.22%**
  After fees waived and expenses absorbed ..............        2.50%**            2.50%**

RATIO OF NET INVESTMENT LOSS TO AVERAGE NET ASSETS:
  Before fees waived and expenses absorbed .............      (11.22)%**         (10.55)%**
  After fees waived and expenses absorbed ..............       (1.87)%**          (1.83)%**

  Portfolio turnover rate ..............................       35.85%++           35.85%++

+   Commencement of operations.
*   Unaudited.
**  Annualized
++  Not annualized.

See accompanying Notes to Financial Statements.

                           GILFORD OAKWOOD EQUITY FUND

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1 - ORGANIZATION

     The Gilford Oakwood Equity Fund (the "Fund") is a series of shares of beneficial interest of the Trust for Investment Managers (the "Trust") which is registered under the Investment Company Act of 1940 (the "1940 Act") as an open-end management investment company. Gilford Oakwood Equity Fund Class B and Class C commenced operations on January 21, 2000 and December 31, 1999, respectively. The investment objective of the Fund is to seek long-term growth of capital. The Fund seeks to achieve its objective by investing primarily in equity securities.

NOTE 2 - SIGNIFICANT ACCOUNTING POLICIES

     The following is a summary of significant accounting policies consistently followed by the Fund. These policies are in conformity with generally accepted accounting principles.

     A. SECURITIES VALUATION. Securities traded on a national securities exchange or NASDAQ are valued at the last reported sale price at the close of regular trading on each day that the exchanges are open for trading; securities traded on an exchange or NASDAQ for which there have been no sales, and other over-the-counter securities, are valued at the last reported bid price. Securities for which quotations are not readily available are valued at their respective fair values as determined in good faith by the Board of Trustees.

          U.S. Government securities with less than 60 days remaining to maturity when acquired by the Fund are valued on an amortized cost basis. U.S. Government securities with more than 60 days remaining to maturity are valued at their current market value (using the mean between the bid and asked price) until the 60th day prior to maturity, and are then valued at amortized cost based upon the value on such date unless the Board of Trustees determines during such 60 day period that amortized cost does not represent fair value. Short-term investments are stated at cost, which when combined with accrued interest, approximates market value.

     B. FEDERAL INCOME TAXES. The Fund intends to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Therefore, no federal income tax provision is required.

                           GILFORD OAKWOOD EQUITY FUND

     C. SECURITIES TRANSACTIONS, INVESTMENT INCOME AND DISTRIBUTIONS. Securities transactions are accounted for on the trade date. The cost of securities sold is determined on a first in, first-out basis. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Interest income is recorded on an accrual basis.

     D. USE OF ESTIMATES. The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements. Actual results could differ from those estimates.

NOTE 3 - COMMITMENTS AND OTHER RELATED PARTY TRANSACTIONS

     Oakwood Capital Management LLC (the "Advisor") provides the Fund with investment management services under an Investment Advisory Agreement (the "Agreement"). Under the Agreement the Advisor furnishes all investment advice, office space, facilities, and most of the personnel needed by the Fund. As compensation for its services, the Advisor receives a monthly fee at the annual rate of 1.00% of the Fund's average daily net assets. For the period ended June 30, 2000, the Fund incurred $5,604 in advisory fees.

     The Fund is responsible for its own operating expenses. The Advisor has contractually agreed to limit the Fund's total operating expenses by reducing all or a portion of its fees and reimbursing the Fund's expenses, for a one year period, so that its ratio of expenses to average net assets will not exceed 2.50%. In the case of the Fund's initial period of operations any fee withheld or voluntarily reduced and/or any Fund expense absorbed by the Advisor pursuant to an agreed upon expense cap shall be reimbursed by the Fund to the Advisor, if so requested by the Advisor, anytime before the end of the fifth fiscal year following the year to which the fee waiver and/or expense absorption relates, provided the aggregate amount of the Fund's current operating expenses for such fiscal year does not exceed the applicable limitation on Fund expenses. During the period ended June 30, 2000, the Advisor waived fees of $5,604 and absorbed expenses of $44,325. The Fund must pay its current ordinary operating expenses before the Advisor is entitled to any reimbursement of fees and/or expenses. Any such reimbursement is also contingent upon Board of Trustees review and approval prior to the time the reimbursement is initiated.

                           GILFORD OAKWOOD EQUITY FUND

     Investment Company Administration, L.L.C. (the "Administrator") acts as the Fund's administrator under an Administration Agreement. The Administrator prepares various federal and state regulatory filings, reports and returns; prepares reports and materials to be supplied to the trustees; monitors the activities of the Fund's custodian, transfer agent and accountant; coordinates the preparation and payment of Fund expenses and reviews the Fund's expense accruals.

     For its services, the Administrator receives a monthly fee at the following annual rates:

     Under $22.5 million                $45,000
     $22.5 to $50 million               0.20% of average daily net assets
     $50 to $100 million                0.15% of average daily net assets
     $100 to $150 million               0.10% of average daily net assets
     Over $150 million                  0.05% of average daily net assets

     For the period ended June 30, 2000, the Fund incurred $14,918 in administration fees.

     Certain officers and trustees of the Trust are also officers and/or directors of the Administrator.

NOTE 4 - DISTRIBUTION COSTS

     The Fund has adopted a Distribution Plan (the "Plan") in accordance with Rule 12b-1 under the 1940 Act. Gilford Securities, Incorporated (the "Distributor") acts as the Fund's principal underwriter in a continuous public offering of the Fund's shares. The Plan provides that the Fund may pay a fee to the Distributor at an annual rate of 0.75% of the average daily net assets of the Fund's Class B and Class C shares. The fee is paid to the Distributor as reimbursement for, or in anticipation of, expenses incurred for distribution-related activity. For the period ended June 30, 2000, the Fund incurred distribution fees of $522 and $3,681 under the plan for Class B and Class C shares, respectively.

                           GILFORD OAKWOOD EQUITY FUND

NOTE 5 - SHAREHOLDER SERVICING FEE

     The Fund has entered into a Shareholder Servicing Agreement with the Distributor, under which the Fund pays servicing fees at an annual rate of 0.25% of the average daily net assets of the Fund's Class B and Class C shares. Payments to the Distributor under the Shareholder Servicing Agreement may reimburse the Distributor for payments it makes to selected brokers, dealers and administrators which have entered into Service Agreements with the Distributor for services provided to shareholders of the Fund. The services provided by such intermediaries are primarily designed to assist shareholders of the Fund and include the furnishing of office space and equipment, telephone facilities, personnel and assistance to the Fund in servicing such shareholders. Services provided by such intermediaries also include the provision of support services to the Fund and include establishing and maintaining shareholders' accounts and record processing, purchase and redemption transactions, answering routine client inquiries regarding the Fund, and providing such other personal services to shareholders as the Fund may reasonably request. For the period ended June 30, 2000, the Fund incurred shareholder servicing fees of $174 and $1,227 under the agreement for Class B and Class C shares, respectively.

NOTE 6 - PURCHASES AND SALES OF SECURITIES

     The cost of purchases and the proceeds from the sale of securities for the period ended June 30, 2000, excluding short-term investments, were $2,102,902 and $416,730, respectively.

================================================================================

                                     Advisor
                         OAKWOOD CAPITAL MANAGEMENT LLC
                            1901 Avenue of the Stars
                              Los Angeles, CA 90067

                                   Distributor
                            GILFORD SECURITIES, INC.
                                850 Third Avenue
                               New York, NY 10022

                                    Custodian
                     FIRSTAR INSTITUTIONAL CUSTODY SERVICES
                                425 Walnut Street
                              Cincinnati, OH 45202

                                 Transfer Agent
                          AMERICAN DATA SERVICES, INC.
                                  P.O. Box 5536
                            Hauppauge, NY 11788-0132
                                 (800) 282-2340

                                  Legal Counsel
                     PAUL, HASTINGS, JANOFSKY & WALKER, LLP
                       555 South Flower Street, 23rd Floor
                              Los Angeles, CA 90071

================================================================================

This report is intended for the shareholders of the Fund and may not be used as sales literature unless preceded or accompanied by a current prospectus.

Past performance results shown in this report should not be considered a representation of future performance. Share price and returns will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are dated and subject to change.